Lease Liabilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023 [1]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Opening balance	$ 76	$ 69
Additions	24	33
Imputed interest	4	5
Payments made against lease liabilities (Principal and interest)	(24)	(20)
Transfer to liabilities associated with assets held for sale		(5)
Disposals	(7)
Lease remeasurement adjustment	(1)	(5)
Currency translation effects	(3)	(1)
Closing balance	69	76
Current portion of lease liabilities	22	19	$ 15
Non-current portion of lease liabilities	$ 47	$ 57	$ 54

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.